BANK AND OTHER BORROWINGS	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Bank And Other Borrowings
BANK AND OTHER BORROWINGS

NOTE 6 — BANK AND OTHER BORROWINGS

The Company’s bank and other borrowings consist of the following:

Indebtedness	Weighted average interest rate*	Weighted average years to maturity*	Balance as of May 31, 2024	Balance as of November 30, 2023
Loans from banks and other financial institutions
Secured loans
Fixed rate loans	1.93%	0.48	$74,960,799	$56,425,827
Variable rate loans	0.39%	1.76	20,301,426	22,978,472
Subtotal	2.32%	2.24	95,262,225	79,404,299
Unsecured loans
Fixed rate loans	0.03%	0.32	3,284,820	3,676,033
Variable rate loans	0.03%	0.15	1,726,287	1,909,427
Subtotal	0.06%	0.47	5,011,107	5,585,460

Corporate bonds
Secured bonds with fixed rate	0.58%	5.82	1,596,794	1,839,454

Total bank and other borrowings			$101,870,126	$86,829,213

*	Pertained to information for loans and corporate bonds outstanding as of May 31, 2024.

The Company borrowed loans from various financial institutions and issued bonds for the purpose of purchasing real estate properties, and for working capital purpose.

Interest expense for loans and corporate bonds was $1,156,069 and $1,377,735 for the six months ended May 31, 2024 and 2023, respectively.

The pledge information for the Company’s outstanding loans as of May 31, 2024 and November 30, 2023, consists of the following:

	May 31, 2024	November 30, 2023
Loans
Pledged by real estate inventories	$86,485,565	$66,393,021
Pledged by real estate inventories and restricted cash	1,017,876	5,870,021
Pledged by restricted cash (a)	-	1,487,793
Pledged by property and equipment	4,705,153	4,300,925

(a)	As of May 31, 2024 and November 30, 2023, these loans were secured by restricted cash of $1,399,888 and $1,488,120, respectively.

The guarantees of the Company’s outstanding loans and bonds as of May 31, 2024 and November 30, 2023, consist of the following:

	May 31, 2024	November 30, 2023
Loans
Guaranteed by CEO of the Company	$48,802,526	$58,182,956

Corporate bonds
Co-guaranteed by Aichi Bank and Nagoya City Credit Guarantee Association	1,005,153	1,163,184
Co-guaranteed by Aichi Bank and Aichi Credit Guarantee Association	591,641	676,270

During the six months ended May 31, 2024 and 2023, the Company entered into amended loan agreements which had prepayment options with financial institutions for certain loans. The amended terms mainly included changes of maturity dates and installment amount. The Company analyzed the amendments under ASC Topic 470 and concluded that these amendments were not considered substantially different and were accounted for as debt modifications.

As of May 31, 2024, future minimum payments for loans and corporate bonds are as follows:

Years ended November 30,	Principal Repayment
Remaining of 2024	$24,668,745
2025	62,557,910
2026	5,869,569
2027	1,022,214
2028	1,012,815
Thereafter	6,738,873
Total	$101,870,126

NOTE 6 — BANK AND OTHER BORROWINGS

The Company’s bank and other borrowings consist of the following:

Indebtedness	Weighted average interest rate*	Weighted average years to maturity*	Balance as of November 30, 2023	Balance as of November 30, 2022
Loans from banks and other financial institutions
Secured loans
Fixed rate loans	1.73%	0.36	$56,425,827	$76,084,992
Variable rate loans	0.55%	1.85	22,978,472	19,306,355
Subtotal	2.28%	2.21	79,404,299	95,391,347
Unsecured loans
Fixed rate loans	0.05%	0.44	3,676,033	2,225,253
Variable rate loans	0.03%	0.21	1,909,427	2,035,460
Non-interest bearing loans	0.00%	-	-	3,589
Subtotal	0.08%	0.65	5,585,460	4,264,302

Corporate bonds
Secured bonds with fixed rate	0.58%	6.32	1,839,454	1,435,647

Total bank and other borrowings			$86,829,213	$101,091,296

*	Pertained to information for loans and corporate bonds outstanding as of November 30, 2023.

The Company borrowed loans from various financial institutions and issued bonds for the purpose of purchasing real estate properties, and for working capital purpose.

Interest expense for loans and corporate bonds was $2,488,433, $2,232,328 and $1,374,628 for the years ended November 30, 2023, 2022 and 2021, respectively.

The pledge information for the Company’s outstanding loans as of November 30, 2023 and 2022, consists of the following:

	November 30, 2023	November 30, 2022

Loans
Pledged by real estate inventories	$66,393,021	$74,364,023
Pledged by real estate inventories and restricted cash	5,870,021	12,370,110
Pledged by restricted cash (a)	1,487,793	338,526
Pledged by property and equipment	4,300,925	4,691,467

(a)	As of November 30, 2023 and 2022, these loans were secured by restricted cash of $1,488,120 and $1,579,534, respectively.

The guarantees of the Company’s outstanding loans and bonds as of November 30, 2023 and 2022, consist of the following:

	November 30, 2023	November 30, 2022

Loans
Guaranteed by CEO of the Company	$58,182,956	$78,048,069
Jointly guaranteed by parent company within the Company’s organizational structure and Yousuke Yaguchi, former CEO of Royal House	-	19,037

Corporate bonds
Guaranteed by the respective issuance bank and Nagoya Credit Guarantee Association	1,163,184	1,435,647
Guaranteed by the respective issuance bank and Aichi Credit Guarantee Association	676,270	-

During the years ended November 30, 2023, 2022 and 2021, the Company entered into amended loan agreements which had prepayment options with financial institutions for certain loans. The amended terms mainly included changes of maturity dates and installment amount. The Company analyzed the amendments under ASC Topic 470 and concluded that these amendments were not considered substantially different and were accounted for as debt modifications.

As of November 30, 2023, future minimum payments for loans and corporate bonds are as follows:

Years ending November 30,	Principal Repayment
2024	$66,926,565
2025	10,024,958
2026	928,270
2027	910,055
2028	973,990
Thereafter	7,065,375
Total	$86,829,213